Cover Page Document	Dec. 31, 2021	Jun. 09, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jun. 09, 2021
Entity Registrant Name		MIMEDX GROUP, INC.
Entity Incorporation, State or Country Code		FL
Entity File Number		001-35887
Entity Tax Identification Number		26-2792552
Entity Address, Address Line One		1775 West Oak Commons Ct., NE
Entity Address, City or Town		Marietta
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30062
City Area Code		770
Local Phone Number		651-9100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value per share
Trading Symbol		MDXG
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001376339
Amendment Flag		false
Current Fiscal Year End Date	--12-31